Income Taxes - Summary of reconciliation between effective and applicable tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Major components of tax expense (income) [abstract]
Income taxes at domestic tax statutory rate	$ (3,324)	$ (1,564)
Change in unrecognized deductible temporary differences	2,484	(395)
Impact of differences in statutory tax rates	518
Non-deductible expenses and other	$ 323	690
Total current and deferred tax recovery		$ (1,269)